Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 1,595,576	$ 1,494,896	$ 1,232,246
Less: Accumulated depreciation	(997,612)	(703,741)	(280,118)
Total Property and equipment, net	597,964	791,155	952,128
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 106,837	$ 106,837	81,993
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Production Tools And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 730,565	$ 632,514	417,779
Estimated useful life	5 years	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 514,613	$ 507,637	559,110
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 73,452	$ 77,799	77,971
Estimated useful life	5 years	5 years
Drone Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 170,109	$ 170,109	$ 95,393
Estimated useful life	3 years	3 years